Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 14,587,011	₩ 14,707,856
Cash and cash equivalents (except for cash on hand) [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,711,936	2,869,285
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,573,409	8,458,259
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	114,774	116,198
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	800,806	832,520
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	445,471	159,211
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	971,805	880,549
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,157	5,913
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 962,653	₩ 1,385,921